Vanguard Selected Value Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	12.01%	10.43%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.71%	9.11%	7.93%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	9.05%	7.91%